Consolidated Statement of Cash Flows $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Operating activities
Profit after tax	$ 1,450.2	$ 1,315.9	$ 1,559.1
Adjustments to reconcile profit after tax to net cash provided by operating activities
Depreciation	561.0	497.5	427.3
Retirement costs			0.2
Tax expense on profit	161.1	154.4	162.8
Share-based payments	6.4	5.7	5.9
(Increase)/decrease in inventories	(0.6)	0.2	(1.2)
(Increase)/decrease in trade receivables	(3.3)	11.8	(6.0)
(Increase) in other current assets	(14.1)	(76.0)	(11.2)
(Decrease)/increase in trade payables	(44.5)	63.5	34.1
Increase in accrued expenses	241.1	144.7	175.0
(Decrease) in other creditors	(9.6)	(20.1)	(23.3)
(Decrease) in provisions	(0.1)	(11.0)	(31.8)
Gain on disposal of available for sale financial asset			(317.5)
Decrease in finance income	0.7	2.4	1.4
Increase/(decrease) in finance expense	3.8	(0.2)	(1.0)
Income tax paid	(118.9)	(161.6)	(127.5)
Net cash provided by operating activities	2,233.2	1,927.2	1,846.3
Investing activities
Capital expenditure (purchase of property, plant and equipment)	(1,470.6)	(1,449.8)	(1,217.7)
Disposal of available for sale asset			398.1
(Increase)/decrease in restricted cash	(22.8)	1.2	(6.3)
Decrease in financial assets: cash > 3 months	774.0	157.8	542.3
Net cash (used in) investing activities	(719.4)	(1,290.8)	(283.6)
Financing activities
Net proceeds from shares issued			0.8
Shareholder returns	(829.1)	(1,017.9)	(1,104.0)
Proceeds from long term borrowings	65.2	793.4
Repayments of long term borrowings	(458.9)	(447.1)	(384.9)
Net cash (used in) by financing activities	(1,222.8)	(671.6)	(1,488.1)
Increase/(decrease) in cash and cash equivalents	291.0	(35.2)	74.6
Cash and cash equivalents at beginning of year	1,224.0	1,259.2	1,184.6
Cash and cash equivalents at end of year	1,515.0	1,224.0	1,259.2
Interest income received	2.9	6.6	19.3
Interest expense paid	$ (56.1)	$ (69.5)	$ (70.9)